3. Research and Development Expenses (Tables) (Sep. 2018 Note)	6 Months Ended
Sep. 30, 2018
Research and Development [Abstract]
Research and Development Expenses
	September 30,	September 30,
	2018	2017
Three months ended	$207,782	$168,570
Six months ended	$402,566	$333,433